Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income And Finance Costs [Abstract]
Interest expense on long-term debt and amortization of deferred financing fees	$ 59,432	$ 52,230
Interest expense on lease liabilities	16,042	13,264
Interest income and accretion on promissory note	(8,121)	(1,750)
Net change in fair value and accretion expense of contingent considerations	165	216
Net foreign exchange (gain) loss	(491)	556
Other financial expenses	13,844	15,881
Net finance costs	80,871	80,397
Finance income	(8,612)	(1,750)
Finance costs	$ 89,483	$ 82,147